Bank loans (Tables)	6 Months Ended
Oct. 31, 2025
Debt Disclosure [Abstract]
Schedule of maturities

The maturities schedule is as follows:

	Amount	Amount
	S$	US$
	Unaudited	Unaudited
Year ending October 31,
2026	56,951	43,767
2027	49,557	38,085
Total	106,508	81,852
Less: current portion	(56,951)	(43,767)
Long-term portion	49,557	38,085